Income Tax - Income (Loss) before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) recorded in the Netherlands	$ (22)	$ (20)	$ (19)
Income (loss) from foreign operations	4,508	2,357	1,286
Income before income taxes and noncontrolling interest	$ 4,486	$ 2,337	$ 1,267